Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

Note 5 Leases

Operating Leases

Operating lease right-of-use assets are summarized below.

	September 30, 2025	December 31, 2024
Office lease	$433,173	$433,173
Less: Accumulated amortization	(117,494)	(53,588)
Right-of-use assets, net	$315,679	$379,585

Operating lease liabilities are summarized below:

	September 30, 2025	December 31, 2024
Office lease	$289,264	$342,174
Less: current portion	(85,575)	(72,836)
Long term portion	$203, 689	$269,338

As of September 30, 2025 and December 31, 2024, $132,360 and $96,589, respectively, of the Company’s operating lease liabilities are included in accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2025 (Remaining three months)	$32,610
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	372,330
Less: Imputed interest	(83, 066)
Present value of payments	$289,264

Expenses incurred with respect to the Company’s operating leases during the three and nine months ended September 30, 2025, which are included in general and administrative expenses on the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	September 30, 2025	September 30, 2024
Operating lease expense:
Operating lease expense	$35,635	$13,476
Total operating lease expense	$35,635	$13,476

	For the Nine Months Ended
	September 30, 2025	September 30, 2024
Operating lease expense:
Operating lease expense	$112,116	$17,209
Total operating lease expense	$112,116	$17,209

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	September 30, 2025	December 31, 2024
Weighted average remaining lease term (years)	2.8	3.6
Weighted average discount rate	17.9%	17.9%

Finance Leases

On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024. On December 13, 2024, the Company revised the forbearance agreement with a maturity date of June 2025. Subsequently, on August 27, 2025, the Company revised the forbearance agreement and agreed to a payment on September 5, 2025 and a further payment on November 30, 2025. The remaining balance on the forbearance agreement is due December 10, 2025. Accordingly, the entirety of the finance lease has been reclassified to finance lease liabilities within current liabilities on the consolidated balance sheets as of September 30, 2025 and December 31, 2024.

	September 30, 2025	December 31, 2024
Equipment lease	$1,145,248	$736,624
Less: Accumulated amortization	(867,214)	(200,633)
Leased equipment, net	$278,034	$535,991

Finance lease liabilities are summarized below:

	September 30, 2025	December 31, 2024
Equipment lease	$184,106	$328,833
Less: current portion	(184,106)	(328,833)
Long term portion	$—	$—

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2025 (Remaining three months)	$197,424
Total future minimum lease payments	197,424
Less imputed interest	(13,318)
Present value of payments	$184,106

Total finance lease cash payments made during the three and nine months ended September 30, 2025, were $0 and $25,000 respectively. As such, as of September 30, 2025, and December 31, 2024, $543,770 and $446,890, respectively, of the Company’s financing lease liabilities are included in accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Expenses incurred with respect to the Company’s finance leases during the three and nine months ended September 30, 2025, which are included in the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	September 30, 2025	September 30, 2024
Finance lease amortization	$85,986	$85,986
Finance lease interest	10,373	19,175
Total finance lease expense	$96,359	$105,161

	For the Nine Months Ended
	September 30, 2025	September 30, 2024
Finance lease amortization	$257,957	$89,526
Finance lease interest	38,091	19,734
Total finance lease expense	$296,048	$109,260

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	September 30, 2025	December 31, 2024
Weighted average remaining lease term (years)*	0.8	1.6
Weighted average discount rate	19.3%	19.3%

*	The finance leases of the Company mature on June 30, 2026. However, as of September 30, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the condensed consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.

Note 6 Leases

Operating Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 4 Business Combination), the Company assumed the following operating leases under iDoc. iDoc leased office space in Boston, Massachusetts (“Massachusetts Lease”), Houston, Texas (“Texas Lease”), and Houston, Texas (“New Houston Lease”). iDoc commenced a new Massachusetts lease on September 1, 2023, ending on August 31, 2028. The Texas Lease was renewed on February 1, 2022 and was terminated in July 2024, with an initial termination date of January 31, 2027. As a result of the termination, a related party right-of-use asset of $260,373 and related party lease liability of $265,059 were relieved. iDoc commenced a New Houston Lease on April 1, 2024 ending on March 31, 2027. The monthly lease payments for the Massachusetts Lease are $9,380 between September 1, 2023 and August 31, 2024, $9,630 between September 1, 2024 and August 31, 2025, $9,870 between September 1, 2025 and August 31, 2026, $10,120 between September 1, 2026 and August 31, 2027, and $10,360 between September 1, 2027 and August 31, 2028. The monthly lease payments for the Texas Lease are $10,000, and for the New Houston Lease are $1,000. The Company has no restrictive covenants related to the operating leases. The Company has no leases not yet commenced.

As a result of the acquisition, the operating lease right-of-use assets and liabilities were remeasured and recognized at the present value of future lease payments at the acquisition date. The interest rate used to determine the present value is the Company’s borrowing rate, which ranged from 17.9% to 18.5%, as the interest rate implicit in most of its leases is not readily determinable. Operating lease expense is recognized on a straight-line basis.

Operating lease right of use assets are summarized as follows:

	December 31, 2024	December 31, 2023
Office lease	$433,173	$—
Less: Accumulated amortization	53,588	—
Right-of-use assets, net	$379,585	$—

Operating lease liabilities are summarized as follows:

	December 31, 2024	December 31, 2023
Office lease	$342,174	$—
Less: Current portion	(72,836)	—
Long-term portion	$269,338	$—

As of December 31, 2024 and 2023, $96,589 and $0, respectively, of the Company’s operating lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets.

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2025	$128,520
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Year ending December 31, 2029	—
Total future minimum lease payments	468,240
Less: Imputed interest	(126,066)
Present value of payments	$342,174

Expenses incurred with respect to the Company’s operating leases during the years ended December 31, 2024 and 2023, which are included in general and administrative expenses on the consolidated statements of operations, are set forth below:

	For the Years Ended
	December 31, 2024	December 31, 2023
Operating lease expense:
Operating lease expense	$113,149	$—
Total operating lease expense	$113,149	$—

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	December 31, 2024	December 31, 2023
Weighted average remaining lease term	3.6 years	— years
Weighted average discount rate	17.9%	—%

Finance Leases

As a result of the acquisition of iDoc on June 24, 2024 (see Note 4 Business Combination), the Company assumed the following finance leases under iDoc. Commencing during the year ended December 31, 2022, iDoc leased office equipment under three finance leases with combined monthly payments of $20,313. The leases mature between June 2026 and August 2026, respectively. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024 (see Note 11 Commitments, Contingencies, and Concentration Risk). On December 13, 2024, the Company revised the forbearance agreement. With a maturity date of June 16, 2025. Accordingly, the entirety of the finance lease has been reclassed to financing lease liabilities within current liabilities on the consolidated balance sheets as of December 31, 2024. Leased equipment and lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s borrowing rate to fair value the finance leases, estimated to be 19.3%, as the interest rate implicit in most of its leases is not readily determinable.

Finance leased equipment is summarized below:

	December 31, 2024	December 31, 2023
Equipment lease	$736,624	$—
Less: Accumulated amortization	(200,633)	—
Leased equipment, net	$535,991	$—

Finance lease liabilities are summarized below:

	December 31, 2024	December 31, 2023
Equipment lease	$328,833	$—
Less: Current portion	(328,833)	—
Long-term portion	$—	$—

No financing lease cash payments were made during the years ended December 31, 2024, and 2023. As such, as of December 31, 2024 and 2023, $446,890 and $0, respectively, of the Company’s financing lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets.

Expenses incurred with respect to the Company’s finance leases during the years ended December 31, 2024 and 2023, which are included in the consolidated statements of operations, are set forth below:

	For the Years Ended December 31,
	2024	2023
Finance lease asset amortization	$200,633	$—
Finance lease interest	$36,865	$—

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2025	$380,242
Total future minimum lease payments	380,242
Less Imputed interest	(51,409)
Present value of payments	$328,833

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	December 31, 2024	December 31, 2023
Weighted average remaining lease term	1.6 years	—years
Weighted average discount rate	19.3%	—%